GREENBERG TRAURIG, LLP
                    2700 Two Commerce Square
                      2001 Market Street
                     Philadelphia, PA 19103
                     Phone: (215) 988-7800
                   Facsimile: (215) 988-7801

Terrance James Reilly
Tel. 215.988.7815
Fax 215.988.7801
Reillyte@gtlaw.com

March 10, 2005

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re: New Century Portfolios
    SEC File Nos. 33-24041/811-5646

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information dated March 1, 2005 for New Century Portfolios that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of New Century Portfolios which was filed electronically with the U. S. Securities and Exchange Commission on March 1, 2005.

Sincerely,


/s/ Terrance James Reilly
Terrance James Reilly